Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,053,602.87

Principal:
Principal Collections	$20,500,391.68
Prepayments in Full	$14,126,493.79
Liquidation Proceeds	$303,289.89
Recoveries	$110,529.99
Sub Total	$35,040,705.35
Collections	$38,094,308.22

Purchase Amounts:
Purchase Amounts Related to Principal	$128,321.17
Purchase Amounts Related to Interest	$771.65
Sub Total	$129,092.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,223,401.04

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,223,401.04
Servicing Fee	$718,988.48	$718,988.48	$0.00	$0.00	$37,504,412.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,504,412.56
Interest - Class A-2 Notes	$97,407.11	$97,407.11	$0.00	$0.00	$37,407,005.45
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$37,119,868.78
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$37,014,733.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,014,733.36
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$36,959,461.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,959,461.36
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$36,917,568.69
Third Priority Principal Payment	$1,499,771.77	$1,499,771.77	$0.00	$0.00	$35,417,796.92
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$35,362,963.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,362,963.59
Regular Principal Payment	$31,912,372.05	$31,912,372.05	$0.00	$0.00	$3,450,591.54
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,450,591.54
Residuel Released to Depositor	$0.00	$3,450,591.54	$0.00	$0.00	$0.00
Total		$38,223,401.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,499,771.77
Regular Principal Payment					$31,912,372.05
Total					$33,412,143.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$33,412,143.82	$80.71	$97,407.11	$0.24	$33,509,550.93	$80.95
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$33,412,143.82	$24.89	$641,677.20	$0.48	$34,053,821.02	$25.37

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$212,524,594.76	0.5133444	$179,112,450.94	0.4326388
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$825,774,594.76	0.6152167	$792,362,450.94	0.5903240

Pool Information
Weighted Average APR	4.241%	4.237%
Weighted Average Remaining Term	46.15	45.30
Number of Receivables Outstanding	43,903	42,930
Pool Balance	$862,786,172.53	$827,485,888.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$831,896,471.07	$797,954,822.99
Pool Factor	0.6325489	0.6066687

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$12,412,288.33
Yield Supplement Overcollateralization Amount	$29,531,065.39
Targeted Overcollateralization Amount	$35,123,437.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,123,437.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		101	$241,787.62
(Recoveries)		36	$110,529.99
Net Losses for Current Collection Period			$131,257.63
Cumulative Net Losses Last Collection Period			$2,377,101.97
Cumulative Net Losses for all Collection Periods			$2,508,359.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.18%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.13%	448	$9,376,370.48
61-90 Days Delinquent	0.12%	48	$1,008,132.79
91-120 Days Delinquent	0.05%	15	$373,720.21
Over 120 Days Delinquent	0.04%	13	$315,149.00
Total Delinquent Receivables	1.34%	524	$11,073,372.48

Repossession Inventory:
Repossessed in the Current Collection Period		29	$598,666.05
Total Repossessed Inventory		39	$933,907.53

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3262%
Preceding Collection Period			0.3225%
Current Collection Period			0.1864%
Three Month Average			0.2784%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1338%
Preceding Collection Period			0.1344%
Current Collection Period			0.1770%
Three Month Average			0.1484%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer